Taxes - Loss before provision for income taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Taxes
Loss before provision for income taxes	$ (4,369,906)	$ (18,284,958)	$ (28,216,352)	$ (28,216,352)
CAYMAN ISLANDS
Taxes
Loss before provision for income taxes	(4,228,125)	(8,833,523)	(6,034,362)
SINGAPORE
Taxes
Loss before provision for income taxes		(49,158)	(155,373)
CANADA
Taxes
Loss before provision for income taxes	(1,508)	(349,960)	(1,998)
UNITED STATES
Taxes
Loss before provision for income taxes	$ (140,273)	$ (9,052,317)	$ (22,024,619)